Categories of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of financial assets
(1)	Financial assets by category as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017
	Financial assets at fair value through profit or loss		Available- for-sale financial assets	Loans and receivables	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	1,457,735	—	1,457,735
Financial instruments		—	—	618,002	—	618,002
Short-term investment securities		97,003	47,383	—	—	144,386
Long-term investment securities		—	887,007	—	—	887,007
Accounts receivable — trade		—	—	2,138,755	—	2,138,755
Loans and other receivables(*)		—	—	1,962,083	—	1,962,083
Derivative financial assets		231,311	—	—	21,902	253,213

	￦	328,314	934,390	6,176,575	21,902	7,461,181

(In millions of won)
	December 31, 2016
	Financial assets at fair value through profit or loss		Available- for-sale financial assets	Loans and receivables	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	1,505,242	—	1,505,242
Financial instruments		—	—	469,705	—	469,705
Short-term investment securities		—	107,364	—	—	107,364
Long-term investment securities		—	828,521	—	—	828,521
Accounts receivable — trade		—	—	2,261,311	—	2,261,311
Loans and other receivables(*)		—	—	1,701,249	—	1,701,249
Derivative financial assets		7,368	—	—	207,402	214,770

	￦	7,368	935,885	5,937,507	207,402	7,088,162

(*)	Details of loans and other receivables as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Short-term loans	￦	62,830	58,979
Accounts receivable — other		1,260,835	1,121,444
Accrued income		3,979	2,780
Other current assets		3,927	3,937
Long-term loans		50,874	65,476
Long-term accounts receivable — other		287,048	149,669
Guarantee deposits		292,590	298,964

	￦	1,962,083	1,701,249

Summary of financial liabilities
(2)	Financial liabilities by category as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017
	Financial liabilities at fair value through profit or loss		Financial liabilities measured at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	351,711	—	351,711
Derivative financial liabilities		—	—	39,470	39,470
Borrowings		—	382,817	—	382,817
Debentures(*1)		60,278	7,025,909	—	7,086,187
Accounts payable — other and others(*2)		—	4,865,519	—	4,865,519

	￦	60,278	12,625,956	39,470	12,725,704

(In millions of won)
	December 31, 2016
	Financial liabilities at fair value through profit or loss		Financial liabilities measured at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	402,445	—	402,445
Derivative financial liabilities		—	—	87,153	87,153
Borrowings		—	175,521	—	175,521
Debentures(*1)		59,600	7,134,606	—	7,194,206
Accounts payable — other and others (*2)		—	4,842,734	—	4,842,734

	￦	59,600	12,555,306	87,153	12,702,059

(*1)	Bonds classified as financial liabilities at fair value through profit or loss as of December 31, 2017 and 2016 are structured bonds and they were designated as financial liabilities at fair value through profit or loss in order to eliminate a measurement inconsistency with the related derivatives.

(*2)	Details of accounts payable — other and others as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Accounts payable — other	￦	1,867,074	1,767,799
Withholdings		1,736	1,525
Accrued expenses		1,327,906	1,125,816
Current portion of long-term payables — other		302,703	301,773
Long-term payables — other		1,346,763	1,624,590
Other non-current liabilities		19,337	21,231

	￦	4,865,519	4,842,734

Trade and other receivables [member]
Summary of financial assets
(1)	Details of trade and other receivables as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017
	Gross amount		Allowances for doubtful accounts	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,365,270	(239,263)	2,126,007
Short-term loans		63,380	(550)	62,830
Accounts receivable — other		1,336,247	(75,412)	1,260,835
Accrued income		3,979	—	3,979
Others		3,927	—	3,927

		3,772,803	(315,225)	3,457,578
Non-current assets:
Long-term loans		97,635	(46,761)	50,874
Long-term accounts receivable — other		287,048	—	287,048
Guarantee deposits		292,590	—	292,590
Long-term accounts receivable — trade		12,933	(185)	12,748

		690,206	(46,946)	643,260

	￦	4,463,009	(362,171)	4,100,838

(In millions of won)
	December 31, 2016
	Gross amount		Allowances for doubtful accounts	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,482,502	(241,576)	2,240,926
Short-term loans		59,526	(547)	58,979
Accounts receivable — other		1,200,421	(78,977)	1,121,444
Accrued income		2,780	—	2,780
Others		3,937	—	3,937

		3,749,166	(321,100)	3,428,066
Non-current assets:
Long-term loans		113,456	(47,980)	65,476
Long-term accounts receivable — other		149,669	—	149,669
Guarantee deposits		298,964	—	298,964
Long-term accounts receivable — trade		20,637	(252)	20,385

		582,726	(48,232)	534,494

	￦	4,331,892	(369,332)	3,962,560